Discontinued Operations - Schedule of Cash Flow Components (Details) - Handshake [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash Flow Components [Line Items]
Net cash (outflows) inflows from operating activities	$ (28,642)	$ (53,693)	$ (91,127)
Net cash from investing activities
Net cash from financing activities
Net (decrease) increase in cash and cash equivalents	(28,642)	(53,693)	(91,127)
Cash and cash equivalents at beginning of year	28,642	82,335	173,462
Cash and cash equivalents at the end of the year		$ 28,642	$ 82,335